Document and Entity Information	Aug. 08, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001426800
Document Type	8-K
Document Period End Date	Aug. 08, 2025
Entity Registrant Name	Assembly Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35005
Entity Tax Identification Number	20-8729264
Entity Address, Address Line One	Two Tower Place
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(833)
Local Phone Number	509-4583
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	ASMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false